Investment in subsidiaries	12 Months Ended
Dec. 31, 2020
Investment in subsidiaries [Abstract]
Investment in subsidiaries
26. Investment in subsidiaries

List of subsidiary companies:

Subsidiary	Ownership	Activities	Company number	Incorporation	2020 % holding	2019 % holding
Amryt Pharma Holdings Limited	Direct	Holding company and management services	5316808	UK	100	100
Amryt Pharmaceuticals DAC	Indirect	Product Sales and management services	566448	Ireland	100	100
Amryt Research Limited	Indirect	Pharmaceuticals R&D	571411	Ireland	100	100
Amryt Endocrinology Limited	Indirect	Pharmaceuticals R&D	572984	Ireland	100	100
Amryt Lipidology Limited	Indirect	Licensee for Lojuxta	593833	Ireland	100	100
Amryt Genetics Limited	Indirect	Pharmaceutical R&D	622577	Ireland	100	100
Amryt Pharma (UK) Limited	Indirect	Management services	10463152	UK	100	100
Amryt Pharma Italy SRL	Indirect	Management services	2109476	Italy	100	100
Amryt Pharma Spain SL	Indirect	Management services	B67130567	Spain	100	100
Amryt GmbH (formerly Amryt AG)	Indirect	Product Sales and Pharmaceuticals R&D	HRB 711487	Germany	100	100
SomPharmaceuticals SA	Indirect	Pharmaceuticals R&D and management services	CHE-435.396.568	Switzerland	100	100
SomTherapeutics, Corp	Indirect	License holder	P14000071235	USA	100	100
Cala Medical Limited	Indirect	Pharmaceuticals R&D	598486	Ireland	100	NA
Amryt Distribution Limited	Indirect	Dormant	667507	Ireland	100	100
Amryt Pharmaceuticals, Inc.	Indirect	Holding company and management services	3922075	USA	100	100
Aegerion International Ltd.	Indirect	Management services	52048	Bermuda	100	100
Aegerion Pharmaceuticals Holdings, Inc.	Indirect	Product Sales Management services	5213687	USA	100	100
Aegerion Argentina S.R.L.	Indirect	Management services	901-709682-0	Argentina	100	100
Aegerion Pharmaceuticals (Canada) Limited	Indirect	Management services	85134 5132 RT0001	Canada	100	100
Amryt Colombia S.A.S. (formerly Aegerion Colombia S.A.S)	Indirect	Management services	R048196625	Colombia	100	100
Aegerion Pharmaceuticals K.K. (Recently liquidated)	Indirect	Management services	0104-01-107816	Japan	100	100
Aegerion Brasil Comercio E Importacao De Medicamentos LTDA	Indirect	Management services	3522602510-1	Brazil	100	100
Aegerion Pharmaceuticals Ltd.	Indirect	Management services	46134	Bermuda	100	100
Aegerion Pharmaceuticals Limited	Indirect	Management services	8114919	UK	100	100
Amryt Pharmaceuticals SAS (formerly Aegerion Pharmaceuticals, SAS)*	Indirect	Management services	534 195 59900012	France	100	100
Aegerion Pharmaceuticals S.r.l.	Indirect	Management services	1166250	Italy	100	100
Amryt Pharma GmbH (formerly Aegerion Pharmaceuticals GmbH)	Indirect	Management services	HRB 95895	Germany	100	100
Aegerion İlaç Ticaret Limited Şirketi	Indirect	Management services	907292	Turkey	100	100
Aegerion Pharmaceuticals SARL	Indirect	Management services	CHE-497.494.599	Switzerland	100	100
Aegerion Pharmaceuticals B.V.	Indirect	Management services	69859647	Netherlands	100	100
Aegerion Pharmaceuticals Spain, S.L.	Indirect	Management services	B88019161	Spain	100	100

*Amryt Pharma France, a dormant group subsidiary merged with Amryt Pharmaceuticals SAS (formerly Aegerion Pharmaceuticals, SAS) during the year.

List of registered offices:

Company	Registered Office Address
Amryt Pharma Holdings Limited	Dept 920a 196 High Road, Wood Green, London, United Kingdom, N22 8HH
Amryt Pharmaceuticals DAC	45 Mespil road, Dublin 4
Amryt Research Limited	45 Mespil road, Dublin 4
Amryt Endocrinology Limited	45 Mespil road, Dublin 4
Amryt Lipidology Limited	45 Mespil road, Dublin 4
Amryt Genetics Limited	45 Mespil road, Dublin 4
Amryt Pharma (UK) Limited	3rd Floor 1 Ashley Road, Altrincham, Cheshire, United Kingdom, WA14 2DT
Amryt Pharma Italy SRL	Milano (MI)-Via Dell'Annunciata 23/4
Amryt Pharma Spain SL	Barcelona, calle Diputacio, number 260
Amryt GmbH (formerly Amryt AG)	Streiflingsweg 11, 75223 Niefern-Öschelbronn
SomPharmaceuticals SA	Bahnofstrasse 21, 6300 Zug
SomTherapeutics, Corp	3795 Coventry Lane, Boca Raton, FL 33496
Cala Medical Limited	45 Mespil road, Dublin 4
Amryt Distribution Limited	45 Mespil road, Dublin 4
Amryt Pharmaceuticals, Inc.	245 First Street, Riverview II, 18th Floor, Cambridge, MA 02142
Aegerion International Ltd.	Clarendon House, 2 Church Street, Hamilton, HM11
Aegerion Pharmaceuticals Holdings, Inc.	245 First Street, Riverview II, 18th Floor, Cambridge, MA 02142
Aegerion Argentina S.R.L.	Avda. Camacua 421, Suite 102, Olivos, Vicente Lopez, 1636
Aegerion Pharmaceuticals (Canada) Limited	5300 Commerce Court West, 199 Bay Street, Toronto, ON M5L 1B9
Amryt Colombia S.A.S. (formerly Aegerion Colombia S.A.S)	CR 12 89 33 P 5, Bogota DC, Bogota 110111
Aegerion Pharmaceuticals K.K. (Recently liquidated)	12F, Ark Mori Building, 1-12-32 Akasaka, Minato-ku, Tokyo
Aegerion Brasil Comercio E Importacao De Medicamentos LTDA	Rua Joseefina, 200-Guarulhos City, Sao Paulo
Aegerion Pharmaceuticals Ltd.	Clarendon House, 2 Church Street, Hamilton, HM11
Aegerion Pharmaceuticals Limited	C/O Corporation Service Company (Uk) Limited 5 Churchill Place, 10th Floor, London, United Kingdom, E14 5HU
Amryt Pharmaceuticals SAS (formerly Aegerion Pharmaceuticals, SAS)	235, Avenue Le Jour se Leve, Boulogne-Billancourt, 92 100
Aegerion Pharmaceuticals S.r.l.	Viale Abruzzi n. 94, Milano, 20131
Amryt Pharma GmbH (formerly Aegerion Pharmaceuticals GmbH)	Streiflingsweg 4, 75223 NiefernÖschelbronn, Germany.
Aegerion İlaç Ticaret Limited Şirketi	Orjin Maslak, Eski Buyukdere Caddesi No: 27 K:11, Maslak, Istanbul, 34485
Aegerion Pharmaceuticals SARL	Rue de Pontets 6, Lavigny, Switzerland 1175
Aegerion Pharmaceuticals B.V.	Atrium Building, 8th Floor, Strawinskylaan 3127, 8e verdieping, Amsterdam
Aegerion Pharmaceuticals Spain, S.L.	Calle Josep Coroleu, 83 2-2, Vilanova I la Geltru, Barcelona 08800